OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INCOME (EXPENSE) [Abstract]
Schedule of Other Income (Expense)
	2014	2013	2012
Interest expense to related party (see Note 8)	$(2,321)	$(2,185)	$(1,570)
Interest income (expense) related to uncertain
tax positions (see Note 12)	-	280	(124)
Interest expense and other bank charges	(1,064)	(1,063)	(872)
Amortization of deferred financing costs	-	(123)	(325)
Interest income	104	26	26
Foreign currency gain (loss)	3,749	(951)	(321)
Other income (expense)	(20)	29	79
Total other income (expense), net	$448	$(3,987)	$(3,107)